Property plant and equipment net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Office premises	$ 673,000	$ 673,000
Leasehold improvements	67,000	125,000
Furniture, fixtures and office equipment	311,000	439,000
Motor vehicles	173,000	175,000
Testing equipment	32,000	37,000
Property, plant and equipment, gross	1,256,000	1,449,000
Less: accumulated depreciation and amortization	(1,077,000)	(1,234,000)
Net	179,000	215,000
ZHEJIANG TIANLAN
Furniture, fixtures and office equipment	3,795,000	3,694,000
Motor vehicles	4,610,000	4,647,000
Property, plant and equipment, gross	186,898,000	186,312,000
Less: accumulated depreciation and amortization	(82,252,000)	(76,008,000)
Net	68,405,000	74,063,000
Building and leasehold improvements	167,874,000	167,874,000
Plant and machineries	10,619	10,097
Accumulated impairment losses	36,241	36,241
Accumulated	118,493	112,249
Total	$ (118,493)	$ (112,249)